Property, plant and equipment	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

19. Property, plant and equipment

	Leasehold Improvements	Computer and Peripherals	Furniture and Fixtures	Vehicles	Office Equipment	Total
Gross block
At March 31, 2019	56,916	386,031	16,281	139,173	44,332	642,733
Effect of adoption of IFRS 16 Leases	-	-	-	(38,256)	-	(38,256)
At April 1, 2019	56,916	386,031	16,281	100,917	44,332	604,477
Additions	-	5,143	211	9,781	2,338	17,473
Disposals/adjustment	(54,846)	(52,465)	(9,136)	(39,420)	(10,485)	(166,352)
Effects of movements in foreign exchange rates	80	22	19	-	26	147
At March 31, 2020	2,150	338,731	7,375	71,278	36,211	455,745
Additions	200	-	10	-	82	292
Disposals/adjustment	(2,193)	(283)	(5,114)	(11,118)	(7,526)	(26,234)
Effects of movements in foreign exchange rates	44	15	13	-	18	90
At March 31, 2021	201	338,463	2,284	60,160	28,785	429,893

Depreciation
At March 31, 2019	48,531	312,931	11,213	83,203	31,421	487,299
Effect of adoption of IFRS 16 Leases	-	-	-	(31,962)	-	(31,962)
At April 1, 2019	48,531	312,931	11,213	51,241	31,421	455,337
Charge for the year	6,279	52,332	1,823	19,426	5,649	85,509
Disposals/adjustment	(52,741)	(52,417)	(8,247)	(24,588)	(9,806)	(147,799)
Effects of movements in foreign exchange rates	80	17	16	-	22	135
At March 31, 2020	2,149	312,863	4,805	46,079	27,286	393,182
Charge for the year	76	19,706	1,226	9,230	3,655	33,893
Disposals/adjustment	(2,193)	(13)	(4,138)	(8,394)	(6,873)	(21,611)
Effects of movements in foreign exchange rates	44	13	12	-	15	84
At March 31, 2021	76	332,569	1,905	46,915	24,083	405,548

Net block
At March 31, 2020	1	25,868	2,570	25,199	8,925	62,563
At March 31, 2021	125	5,894	379	13,245	4,702	24,345

The Group has taken bank guarantee facility against which property, plant and equipment of a subsidiary of the Group amounting to INR 276,203 (March 31, 2020: INR 52,865) are pledged.

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)

The carrying value of vehicles held under vehicle loan have a gross book value of INR 31,963 (March 31, 2020: INR 55,176), depreciation charge for the year of INR 6,406 (March 31, 2020: INR 11,643), accumulated depreciation of INR 18,866 (March 31, 2020: INR 31,170), net book value of INR 13,097 (March 31, 2020: INR 24,006). Vehicles are pledged as security against the related vehicle loan.

In the statement of cash flows, proceeds from vehicle loan of INR Nil (March 31, 2020:INR 1,075 and March 31, 2019:INR 12,294) has been adjusted against purchase of property, plant and equipment.